FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlan

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlan
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

08/06/2008
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      15
                                                ---------------
Form 13F Information Table Value Total:         $       181,288
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                     Litman/Gregory Fund Advisors LLC
                                         Form 13-F Information Table
                                            as of June 30, 2008


                          TITLE OF               VALUE    SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------  ----------  --------  --------- ---------  ---  ----  -------  -------- ------ ------ ----
AON                       com        037389103   11,442     249,058  SH          Sole       0      249,058
CEMEX SA de CV         SPONSORED ADR'151290889   22,380     906,076  SH          Sole       0      906,076
DELL Inc.                 com        24702R101   21,027     961,000  SH          Sole       0      961,000
DIRECTV Group Inc         com        25459L106    6,244     241,600  SH          Sole       0      241,600
Walt Disney Co.           com        254687106   20,654     662,000  SH          Sole       0      662,000
FEDEX CORP                com        31428X106   15,128     192,000  SH          Sole       0      192,000
General Motors
  Corporation             com        370442105    6,981     607,000  SH          Sole       0      607,000
Level 3 Communications    com        52729N100   18,795   6,371,188  SH          Sole       0    6,371,188
Liberty Media Holding
  Corp - Interactive      com        53071M104   11,542     782,000  SH          Sole       0      782,000
LIBERTY MEDIA CORP NEW    com        53071M500   21,613     892,000  SH          Sole       0      892,000
UBS AG                    com        H89231338    3,536     171,150  SH          Sole       0      171,150
FAIRFAX FINL HLDGS LTD   sub vtg com 303901593    5,125      20,000  SH          Sole       0       20,000
FAIRFAX FINL HLDGS LTD   sub vtg com 303901102    9,146      36,024  SH          Sole       0       36,024
TELEPHONE + DATA SYS INC  special
                           commom    879433860    3,704      84,000  sh          Sole       0       84,000
TELEPHONE + DATA SYS INC  com        879433100    3,971      84,000  sh          Sole       0       84,000
                                                -------   ----------                            ----------
                                                181,288   12,258,496                            12,258,496
                                                =======   ==========                            ==========